INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 997	$ 1,809
Marketable securities	1,258	1,241
Receivables, prepayments and other assets	1,922	1,578
Inventories	1,581	1,577
Total current assets	5,758	6,205
Non-current assets:
Property, plant and equipment, net	6,987	7,223
Marketable securities	957	939
Goodwill and intangible assets, net	1,931	1,368
Right-of-use assets	601	569
Receivables, prepayments and other assets	501	498
Deferred tax assets	161	231
Other non-current financial assets	142	108
Total non-current assets	11,280	10,936
Total assets	17,038	17,141
Current liabilities:
Trade payables and other current liabilities	2,081	2,213
Current portion of lease obligations	56	69
Current portion of long-term debt	99	86
Total current liabilities	2,236	2,368
Non-current liabilities:
Non-current portion of long-term debt	1,037	1,065
Other non-current liabilities	896	862
Non-current portion of lease obligations	524	487
Non-current portion of deferred income from government grants	183	202
Provisions	176	174
Total non-current liabilities	2,816	2,790
Total liabilities	5,052	5,158
Equity:
Ordinary shares, $0.02 par value, 557,448,741 and 555,888,455 shares issued and outstanding as of September 30, 2026 and December 31, 2025, respectively	11	11
Additional paid-in capital	24,337	24,220
Accumulated deficit	(12,516)	(12,381)
Accumulated other comprehensive income	97	78
Equity attributable to the shareholders of GLOBALFOUNDRIES Inc.	11,929	11,928
Non-controlling interests	57	55
Total equity	11,986	11,983
Total liabilities and equity	$ 17,038	$ 17,141